April 27, 2015

Via EDGAR

Michelle Roberts
Senior Attorney
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal National Life Insurance Company Variable Life Separate Account (“Registrant”)
Principal Variable Universal Life Income III (“Policy”)
Post-Effective Amendment No. 6 to Registration Statement on Form N-6
File Nos. 811-22589, 333-175768

Dear Ms. Roberts -

Pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-6 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Policy.

The Amendment contains a facing sheet, a Prospectus, a Statement of Additional Information, Part C, and a signature page.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please call me at 515-235-1209 if you have any questions.
Sincerely,
/s/Britney L. Schnathorst

Britney L. Schnathorst
Counsel, Registrant